Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents [text block]
At 31 December
(in USD million) 2021 2020
Cash at bank available 2,673 1,648
Time deposits 1,906 1,132
Money market funds 2,714 492
Interest bearing securities 4,740 2,485
Restricted cash, including margin deposits 2,093 999
Cash and cash equivalents 14,126 6,757